Financial Income and Expense, Net	6 Months Ended
Jun. 30, 2025
Financial Income and Expense, Net [Abstract]
Financial income and expense, net

Note 19. Financial income and expense, net

The financial income and expense, net for the six-month periods ended June 30, 2025, and 2024, is composed of the following:

	June 30, 2025	June 30, 2024
Financial income:
Income on financial investments	569	177
Interest income	535	347
Discounts obtained	85	4
Exchange variation (foreign exchange profit)	9,569	205
Total	10,758	733
Financial Expenses:
Contingent consideration fair value adjustments	-	(29,621)
Interest and penalty on contingent consideration by amortization cost	(22,535)	-
Earnout penalty	(1,260)	-
Interest on loans, financing and debentures	(3,372)	(3,543)
Other interest and expense	(3,353)	(3,133)
Exchange variation (foreign exchange losses)	(1,134)	(6,673)
Total	(31,654)	(42,970)
Financial income and expense, net	(20,896)	(42,237)